Pension and Postretirement Benefit Plans and Defined Contribution Plans - Obligations and Funded Status (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2018		Dec. 31, 2017		Dec. 31, 2016
Postretirement Benefits Plan [Member]
Change in benefit obligation
Benefit obligation, beginning	[1],[2]	$ 2,028		$ 2,254
Service cost	[3]	39	[1],[2]	42	[1],[2]	$ 41
Interest cost		72	[1],[2]	90	[1],[2]	101
Employee contributions	[1],[2]	102		94
Plan amendments	[1],[2]	2		0
Changes in actuarial assumptions and other	[1],[2]	(122)		(177)
Foreign exchange impact	[1],[2]	(4)		5
Acquisitions/divestitures/other, net	[1],[2]	0		1
Curtailments	[1],[2]	(1)		1
Settlements	[1],[2]	0		0
Special termination benefits		2	[1],[2]	0	[1],[2]	0
Benefits paid	[1],[2]	(249)		(280)
Benefit obligation, ending	[1],[2]	1,870		2,028		2,254
Change in plan assets
Fair value of plan assets, beginning	[2]	494	[4]	458
Actual gain/(loss) on plan assets	[2]	(22)		39
Company contributions	[2]	145		183
Employee contributions	[2]	102		94
Foreign exchange impact	[2]	0		0
Acquisitions/divestitures, net	[2]	0		0
Settlements	[2]	0		0
Benefits paid	[2]	(249)		(280)
Fair value of plan assets, ending	[2]	469	[4]	494	[4]	458
Funded status—Plan assets less than benefit obligation	[2]	(1,401)		(1,534)
United States [Member] | Pension Plan [Member]
Change in benefit obligation
Benefit obligation, beginning	[1],[5]	16,702		15,547
Service cost	[1],[5]	0		269
Interest cost	[1],[5]	598		634
Employee contributions	[1],[5]	0		0
Plan amendments	[1],[5]	(22)		0
Changes in actuarial assumptions and other	[1],[5]	(1,219)		1,614
Foreign exchange impact	[1],[5]	0		0
Acquisitions/divestitures/other, net	[1],[5]	0		0
Curtailments	[1],[5]	11		11
Settlements	[1],[5]	(391)		(842)
Special termination benefits	[1],[5]	6		0
Benefits paid	[1],[5]	(546)		(530)
Benefit obligation, ending	[1],[5]	15,141		16,702		15,547
Change in plan assets
Fair value of plan assets, beginning	[5]	14,284		12,556
Actual gain/(loss) on plan assets	[5]	(796)		2,005
Company contributions	[5]	500		1,095
Employee contributions	[5]	0		0
Foreign exchange impact	[5]	0		0
Acquisitions/divestitures, net	[5]	0
Settlements	[5]	(391)		(842)
Benefits paid	[5]	(546)		(530)
Fair value of plan assets, ending	[5]	13,051		14,284		12,556
Funded status—Plan assets less than benefit obligation	[5]	(2,089)		(2,418)
Defined benefit plan, accumulated benefit obligation		15,100		16,700
United States [Member] | U.S. Supplemental (Non-Qualified) Pension Plans [Member]
Change in benefit obligation
Benefit obligation, beginning	[1]	1,495		1,450
Service cost	[1]	0		24
Interest cost	[1]	55		54
Employee contributions	[1]	0		0
Plan amendments	[1]	0		0
Changes in actuarial assumptions and other	[1]	(152)		110
Foreign exchange impact	[1]	0		0
Acquisitions/divestitures/other, net	[1]	0		0
Curtailments	[1]	1		0
Settlements	[1]	(72)		(98)
Special termination benefits	[1]	10		0
Benefits paid	[1]	(58)		(45)
Benefit obligation, ending	[1]	1,280		1,495		1,450
Change in plan assets
Fair value of plan assets, beginning		0		0
Company contributions		129		143
Employee contributions		0		0
Foreign exchange impact		0		0
Settlements		(72)		(98)
Benefits paid		(58)		(45)
Fair value of plan assets, ending		0		0		0
Funded status—Plan assets less than benefit obligation		(1,280)		(1,495)
Defined benefit plan, accumulated benefit obligation		1,300		1,500
Foreign Plan [Member] | Pension Plan [Member]
Change in benefit obligation
Benefit obligation, beginning	[1],[6]	10,607		9,691
Service cost	[3]	136	[1],[6]	171	[1],[6]	165
Interest cost		212	[1],[6]	204	[1],[6]	233
Employee contributions	[1],[6]	7		6
Plan amendments	[1],[6]	29		2
Changes in actuarial assumptions and other	[1],[6]	(169)		135
Foreign exchange impact	[1],[6]	(457)		760
Acquisitions/divestitures/other, net	[1],[6]	(2)		26
Curtailments	[1],[6]	(3)		0
Settlements	[1],[6]	(34)		(31)
Special termination benefits		0	[1],[6]	1	[1],[6]	1
Benefits paid	[1],[6]	(373)		(357)
Benefit obligation, ending	[1],[6]	9,952		10,607		9,691
Change in plan assets
Fair value of plan assets, beginning	[6]	8,863		7,683
Actual gain/(loss) on plan assets	[6]	(77)		811
Company contributions	[6]	209		160
Employee contributions	[6]	7		6
Foreign exchange impact	[6]	(380)		561
Acquisitions/divestitures, net	[6]	0		30
Settlements	[6]	(34)		(31)
Benefits paid	[6]	(373)		(357)
Fair value of plan assets, ending	[6]	8,215		8,863		$ 7,683
Funded status—Plan assets less than benefit obligation	[6]	(1,738)		(1,745)
Defined benefit plan, accumulated benefit obligation		$ 9,500		$ 10,100

[1]	For the U.S. and international pension plans, the benefit obligation is the PBO. For the postretirement plans, the benefit obligation is the ABO. The ABO for all of our U.S. qualified pension plans was $15.1 billion in 2018 and $16.7 billion in 2017. The ABO for our U.S. supplemental (non-qualified) pension plans was $1.3 billion in 2018 and $1.5 billion in 2017. The ABO for our international pension plans was $9.5 billion in 2018 and $10.1 billion in 2017.
[2]	The favorable change in the funded status of our postretirement plans was primarily due to an increase in the discount rate at the end of 2018, partially offset by a decrease in actual return on plan assets.
[3]	Effective January 1, 2018, we froze two significant defined benefit pension plans to future benefit accruals in the U.S. and U.K. and as a result, service costs for those plans are eliminated. In addition, due to the plan freeze, the average amortization period for the U.S. qualified plans and U.S. supplemental (non-qualified) plans was extended to the expected life expectancy of the plan participants, whereas the average amortization period in prior years utilized the expected future service period of plan participants.
[4]	Reflects postretirement plan assets, which support a portion of our U.S. retiree medical plans.
[5]	The favorable change in the funded status of our U.S. qualified plans was primarily due to an increase in the discount rate at the end of 2018, partially offset by a decrease in actual return on plan assets.
[6]	The favorable change in the international plans’ funded status was primarily due to favorable currency movements, partially offset by a decrease in the actual return on plan assets.